CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 374,382	¥ 347,255	¥ 177,220
Change in cumulative translation adjustments:
Change in cumulative translation adjustments	149,812	(35,768)	204,507
Deferred income taxes	(2,074)	(1,569)	(1,161)
Total	147,738	(37,337)	203,346
Defined benefit pension plans:
Pension liability adjustment	11,653	17,734	18,475
Deferred income taxes	(4,670)	(5,327)	(5,813)
Total	6,983	12,407	12,662
Non-trading debt securities:
Net unrealized gain (loss) on non-trading debt securities	(3,233)	(1,675)
Deferred income taxes	1,018	528
Total	(2,215)	(1,147)
Own credit adjustments:
Own credit adjustments	(57,597)	20,636	(91,001)
Deferred income taxes	10,718	(7,978)	18,565
Total	(46,879)	12,658	(72,436)
Total other comprehensive income (loss)	105,627	(13,419)	143,572
Comprehensive income	480,009	333,836	320,792
Less: Comprehensive income attributable to noncontrolling interests	17,467	5,276	13,399
Comprehensive income attributable to NHI shareholders	¥ 462,542	¥ 328,560	¥ 307,393